Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense (recovery)	$ 6	$ (4)	$ 6	$ (3)
Other, tax expense	$ 2	$ 2	$ 2	$ 10